Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions and disposals.
Schedule of Purchase Price of the Assets

As of
December 31,
2021
Intangible assets- Medical institution license	3,708
Intangible assets- Trademark and software copyright	98
Total assets acquired	3,806
Deferred tax liabilities	(927)
Accrued expenses and other current liabilities	(816)
Total liabilities assumed	(1,743)
Net assets acquired	2,063

Schedule of purchase price allocation

	Amounts	Estimated useful lives
Net assets acquired	144,215
Newly identified and appreciation of intangible assets
-Trademark	75,000	Indefinite
-Insurance brokerage license	46,000	Indefinite
Goodwill	77,331
Deferred tax liabilities	(30,250)
Mezzanine Equity: Redeemable non-controlling interests	(96,296)
Total	216,000